Derivative Financial Instruments	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments

Note 13—Derivative Financial Instruments

The Corporation enters into contracts that meet the definition of derivative financial instruments in accordance with ASC 815—Derivative and Hedging. Derivatives are used as part of a risk management strategy to address exposure to changes in interest rates inherent in the Corporation’s origination and sale of certain residential mortgages into the secondary market. These derivative contracts used for risk management purposes include: (1) interest rate lock commitments provided to customers to fund mortgage loans intended to be sold; and (2) forward sale contracts for the future delivery of funded residential mortgages.

Forward sale contracts are entered into when interest rate lock commitments are granted to customers in an effort to economically hedge the effect of future changes in interest rates on the commitments to fund mortgage loans intended to be sold (the “pipeline”), as well as on the portfolio of funded mortgages not yet sold (the “warehouse”). For accounting purposes, these derivatives are not designated as being in a hedging relationship. The contracts are carried at fair value on the Consolidated Balance Sheets, with changes in fair value recorded in the Consolidated Statements of Operations.

Derivative financial instruments are summarized as follows:

		June 30, 2014		December 31, 2013
	Balance Sheet Location	Notional Amount	Estimated Fair Value	Notional Amount	Estimated Fair Value
		(In thousands)
Derivative assets:
Interest rate lock commitments(1)	Other assets	$16,142	$164	$3,863	$37
Unused commitments(2)	Other assets	786	15	369	3
Forward contracts to sell mortgage loans(3)	Other assets	8,000	23	8,000	33
Derivative liabilities:
Interest rate lock commitments(1)	Other liabilities	3,901	9	2,172	12
Unused commitments(2)	Other liabilities	—	—	288	4
Forward contracts to sell mortgage loans(3)	Other assets	16,000	130	1,000	1

(1)

Interest rate lock commitments include $8.8 million and $1.5 million of commitments not yet approved in the credit underwriting process at June 30, 2014 and December 31, 2013, respectively, yet represent potential interest rate risk exposure to the extent of those mortgage loan applications eventually approved for funding.

(2)	The Corporation recognizes fair value of unused commitments held for trading which consists of closed residential real estate loans in recission at period end.
(3)

The Corporation has elected to offset the fair value of individual forward sale contracts and present a net amount on the Consolidated Balance Sheets in accordance with ASC 815-45, Derivatives and Hedging.

Net gains (losses) included in the Consolidated Statements of Operations related to derivative financial instruments, recognized in net gain on sale of loans, are summarized as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	(In thousands)
Interest rate lock commitments	$36	$(1,123)	$156	$(1,564)
Unused commitments	$15	$(226)	$(11)	$(226)
Forward contracts to sell mortgage loans	(304)	2,529	(330)	2,396

Total	$(253)	$1,180	$(185)	$606

Note 16—Derivative Financial Instruments

The Corporation enters into contracts that meet the definition of derivative financial instruments in accordance with ASC 815 - Derivative and Hedging. Derivatives are used as part of a risk management strategy to address exposure to changes in interest rates inherent in the Corporation’s origination and sale of certain residential mortgages into the secondary market. These derivative contracts used for risk management purposes include: (1) interest rate lock commitments provided to customers to fund mortgage loans intended to be sold; and (2) forward sale contracts for the future delivery of funded residential mortgages.

Forward sale contracts are entered into when interest rate lock commitments are granted to customers in an effort to economically hedge the effect of future changes in interest rates on the commitments to fund mortgage loans intended to be sold (the “pipeline”), as well as on the portfolio of funded mortgages not yet sold (the “warehouse”). For accounting purposes, these derivatives are not designated as being in a hedging relationship. The contracts are carried at fair value on the consolidated balance sheets, with changes in fair value recorded in the consolidated statements of operations.

The Corporation’s board of directors approved a recommendation by the Asset Liability Committee to utilize a maximum limit for un-hedged exposure in the Bank’s pipeline and warehouse, subject to certain constraints, of $115.0 million.

Derivative financial instruments are summarized as follows:

		December 31, 2013		March 31, 2013
	Balance Sheet Location	Notional Amount	Estimated Fair Value	Notional Amount	Estimated Fair Value
		(In thousands)
Derivative assets:
Interest rate lock commitments (1)	Other assets	$3,863	$37	$53,169	$689
Unused commitments (2)	Other assets	369	3	—	—
Forward contracts to sell mortgage loans (3)	Other assets	8,000	33	10,000	1
Derivative liabilities:
Interest rate lock commitments (1)	Other liabilities	2,172	12	559	3
Unused commitments (2)	Other liabilities	288	4	—	—
Forward contracts to sell mortgage loans (3)	Other assets	1,000	1	50,000	313

(1)	Interest rate lock commitments include $1.5 million and $35.8 million of commitments not yet approved in the credit underwriting process at December 31, 2013 and March 31, 2013, respectively, yet represent potential interest rate risk exposure to the extent of those mortgage loan applications eventually approved for funding.
(2)	The Corporation recognizes fair value of unused commitments held for trading which consists of closed residential real estate loans still in recission at period end.
(3)	The Corporation has elected to offset the fair value of individual forward sale contracts and present a net amount on the Consolidated Balance Sheets in accordance with ASC 815-45, Derivatives and Hedging.

Net gains (losses) included in the consolidated statements of operations related to derivative financial instruments, recognized in net gain on sale of loans, are summarized as follows:

	Nine Months Ended December 31		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Interest rate lock commitments	$(688)	$257	$(184)	$796
Unused commitments	26	—	—	—
Forward contracts to sell mortgage loans	2,463	(6,703)	(6,836)	(7,270)

Total	$1,801	$(6,446)	$(7,020)	$(6,474)